(SYM FINANCIAL CORPORATION LOGO)

                             SYM SELECT GROWTH FUND

                               Semi-Annual Report

                                 June 30, 2002

August 20, 2002

To Our Fellow Shareholders:

For the six months ended June 30, 2002 your fund was down 18.66%. This compares favorably with the S&P 500, the NASDAQ composite, and the Lipper Multi-cap index.

                                 Six months         1 year      Since Inception
                                  average          average      (1/01) average
                                 cumulative         annual          annual
Returns as of June 30, 2002     total return     total return    total return
---------------------------     ------------     ------------    ------------
SYM Select Growth Fund            -18.66%          -27.85%          -17.26%
S&P 500                           -13.16%          -17.99%          -16.34%
Lipper Multi-Cap Index            -20.13%          -29.88%          -29.04%
NASDAQ Composite                  -24.98%          -32.30%          -29.47%

The unwinding of the technology rally of 1997 to 2000 continues. This bear market will certainly be remembered as one of the biggest declines in history. The NASDAQ composite peaked at 5,000 in March of 2000 and currently is down over 70% from that high.

The question in front of investors now is whether the experience of these six months is a correction that should be bought or perhaps a prelude to something more severe that could lead to more market declines. We continue to be cautious. As of June 30, 2002, your fund was holding over 15% in cash and over 7% in gold mining companies. While the intent of the fund is to be fully invested in growth stocks, we felt that holding cash was more prudent in this turbulent market. The gold mining industry and gold itself looks to be emerging from a 20 year bear market. As a growth fund we find the fundamentals of the gold mining industry to be as compelling, if not more compelling, than the technology companies that are down significantly from their highs.

Technology companies that defined the late 90's bull market have proved to be cyclical like any other industry. Yet their valuations are still expensive relative to their growth prospects in our opinion. In your fund we have generally avoided most technology names as we wait for better valuations. We believe there are far better growth opportunities in more traditional growth oriented companies in the healthcare, retail, and services sectors of our economy. In the long term we see significant growth opportunities in biotechnology as we believe biotechnology will likely be the key leadership in the resumption of any bull market.

If we look back at history we find that markets after a major bull market typically trade sideways for many years. The last major bull market ended in 1966 when the Dow Jones Industrial Average peaked at 1,000. Sixteen years later in 1982 the Dow was still under 1,000. One prediction we have developed is that the markets in the future may be more "buy and sell" than "buy and hold". As a result we are currently limiting are long term positions to 65% of the portfolio. The remaining 35% of the portfolio will be actively traded to take advantage of a sideways, trend-less market that offers potential opportunities for short-term gains of 20% or more.

Many commentators have argued that the depth of the recent declines can only lead to a bull market. If one were jumping out of a plane, remember that it is more important to know where the ground is than to be too concerned as to what level one jumped from. The fundamentals suggest to us that we have not yet hit the ground and continued caution is warranted.

Thank you for your confidence in SYM Financial Corporation.

Sincerely,

/s/Neil M. Donahoe

Neil M. Donahoe CFP
Vice President, Investment Management
SYM Financial Corporation

Past performance is not indicative of future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

The S&P 500, NASDAQ Composite, and Lipper Multi-Cap are unmanaged indexes commonly used to measure performance of U.S. Stocks. Indexes are not available for direct investment and do not incur expenses. Fund sector allocations and portfolio holdings are as of 6/30/02, subject to change and are not recommendations to buy or sell any security.

The information contained in this report is authorized for use when proceeded or accompanied by a prospectus for the SYM Select Growth Fund, which includes more complete information on the charges and expenses related to an ongoing investment in the Fund. Please read the prospectus carefully before you invest or send money.

Quasar Distributors, LLC, distributor 9/02

SCHEDULE OF INVESTMENTS at June 30, 2002 (Unaudited)

SHARES                                                            MARKET VALUE
------                                                            ------------
COMMON STOCKS: 79.5%

BANKS: 6.3%
     5,000   Commerce
               Bancorp, Inc.                                       $   221,000
    20,000   Huntington
               Bancshares, Inc.                                        388,400
    17,800   Lakeland Financial Corp.                                  513,352
    25,000   Wells Fargo & Co.                                       1,251,500
                                                                   -----------
                                                                     2,374,252
                                                                   -----------

BIOTECHNOLOGY: 6.4%
    80,000   Human Genome
               Sciences, Inc.*<F1>                                   1,072,000
   110,000   Millennium
               Pharmaceuticals, Inc.*<F1>                            1,336,500
                                                                   -----------
                                                                     2,408,500
                                                                   -----------

BUILDING - RESIDENTIAL/COMMERCIAL: 3.3%
    40,000   Fleetwood
               Enterprises, Inc.*<F1>                                  348,000
    15,000   Pulte Homes, Inc.                                         862,200
     5,500   Oakwood Homes Corp.*<F1>                                   27,445
                                                                   -----------
                                                                     1,237,645
                                                                   -----------

COMMERCIAL SERVICES: 6.0%
    40,000   Caremark Rx, Inc.*<F1>                                    660,000
   100,000   Cendant Corp.*<F1>                                      1,588,000
                                                                   -----------
                                                                     2,248,000
                                                                   -----------

CONSTRUCTION: 0.2%
    15,000   Berger Holdings Ltd.*<F1>                                  77,250
                                                                   -----------

DRUG DETECTION SYSTEMS: 0.3%
    40,000   LifePoint, Inc.*<F1>                                      115,200
                                                                   -----------

ELECTRIC SERVICES: 4.2%
    40,000   Duke Energy Corp.                                       1,244,000
    15,000   NiSource, Inc.                                            327,450
                                                                   -----------
                                                                     1,571,450
                                                                   -----------

  ENGINES:   2.6%
    30,000   Cummins, Inc.                                             993,000
                                                                   -----------

FOOD: 1.0%
    10,000   Kellogg Co.                                               358,600
                                                                   -----------

HEALTHCARE - SERVICES: 2.8%
    20,000   Health Management
               Associates, Inc. -
               Class A*<F1>                                            403,000
    80,000   Hooper Holmes, Inc.                                       640,000
                                                                   -----------
                                                                     1,043,000
                                                                   -----------

HOME FURNISHINGS: 1.9%
    20,000   Newell Rubbermaid, Inc.                                   701,200
                                                                   -----------

INSURANCE: 1.7%
    20,000   AFLAC, Inc.                                               640,000
                                                                   -----------

INTERNET SOFTWARE: 0.5%
    27,700   Quovadx, Inc.*<F1>                                        173,956
                                                                   -----------

MACHINERY - CONSTRUCTION & MINING: 2.0%
    15,000   Caterpillar, Inc.                                         734,250
                                                                   -----------

MANUFACTURING - DIVERSIFIED: 1.5%
    20,000   General Electric Co.                                      581,000
                                                                   -----------

MEDIA: 1.0%
    20,000   The Walt Disney Co.                                       378,000
                                                                   -----------

MEDICAL SERVICE & SUPPLIES: 4.2%
    35,000   Biomet, Inc.                                              949,200
    20,000   Mylan Laboratories, Inc.                                  627,000
                                                                   -----------
                                                                     1,576,200
                                                                   -----------

METALS - MINERAL EXPLORATION: 7.3%
    20,000   Freeport-McMoRan
               Copper & Gold, Inc.*<F1>                                357,000
    30,000   Gold Fields Ltd., ADR                                     336,600
    20,000   Meridian Gold, Inc.*<F1>                                  321,000
    60,000   Newmont Mining Corp.                                    1,579,800
    20,000   Pan American
               Silver Corp.*<F1>                                       149,400
                                                                   -----------
                                                                     2,743,800
                                                                   -----------

NETWORKING PRODUCTS: 0.1%
    30,000   Lantronix, Inc.*<F1>                                       25,500
                                                                   -----------

OIL & GAS PRODUCERS: 1.6%
    15,000   Exxon Mobil Corp.                                         613,800
                                                                   -----------

OIL - EXPLORATION & PRODUCTION: 2.3%
    40,000   Rowan Companies, Inc.*<F1>                                858,000
                                                                   -----------

PHARMACEUTICALS: 3.1%
    45,000   Bristol-Myers
               Squibb Co.                                            1,156,500
                                                                   -----------

RADIO: 2.3%
   120,000   XM Satellite Radio
               Holdings, Inc.*<F1>                                     870,000
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS: 1.0%
    20,000   Thornburg
               Mortgage, Inc.                                          393,600
                                                                   -----------

RETAIL: 6.5%
     4,500   Best Buy Co., Inc.*<F1>                                   163,350
    15,000   Dillard's, Inc.                                           394,350
    10,000   Galyan's Trading Co.*<F1>                                 228,300
    15,000   Target Corp.                                              571,500
    20,000   Wal-Mart Stores, Inc.                                   1,100,200
                                                                   -----------
                                                                     2,457,700
                                                                   -----------

RETAIL - RESTAURANTS: 1.8%
    25,000   CKE Restaurants, Inc.*<F1>                                284,500
    25,000   Quality Dining, Inc.*<F1>                                 106,225
    10,000   Yum! Brands, Inc.*<F1>                                    292,500
                                                                   -----------
                                                                       683,225
                                                                   -----------

SEMICONDUCTORS: 1.9%
    25,000   International
               Rectifier Corp.*<F1>                                    728,750
                                                                   -----------

SOFTWARE: 0.7%
    10,000   Advent Software, Inc.*<F1>                                257,000
                                                                   -----------

TELECOMMUNICATIONS - EQUIPMENT: 0.9%
    50,000   Corning, Inc.*<F1>                                        177,500
    60,000   JDS Uniphase Corp.*<F1>                                   160,200
                                                                   -----------
                                                                       337,700
                                                                   -----------

TELECOMMUNICATIONS - INTEGRATED: 4.1%
    50,000   SBC
               Communications, Inc.                                  1,525,000
                                                                   -----------

TOTAL COMMON STOCKS
  (cost $34,350,995)                                               $29,862,078
                                                                   -----------

EXCHANGE-TRADED FUNDS: 3.3%
     5,000   iShares Russell 2000
               Index Fund                                              453,250
    50,000   Technology Select
               Sector SPDR Fund                                        791,000
                                                                   -----------
TOTAL EXCHANGE-TRADED
  FUNDS (cost $1,490,250)                                          $ 1,244,250
                                                                   -----------
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENT: 15.4%

MONEY MARKET INVESTMENT:
 5,793,257   Federated Cash
               Trust Series II -
               Treasury Fund
               (cost $5,793,257)                                     5,793,257
                                                                   -----------

TOTAL INVESTMENTS
  IN SECURITIES
  (cost $41,634,502): 98.2%                                         36,899,585

Other Assets less Liabilities: 1.8%                                    666,710
                                                                   -----------
NET ASSETS: 100.0%                                                 $37,566,295
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
 ADR - American Depository Receipt.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2002 (Unaudited)

ASSETS
   Investments, at market value (identified cost $ 41,634,502)     $36,899,585
   Cash                                                                    500
   Receivable for Fund shares sold                                   1,713,471
   Dividends and interest receivable                                   144,472
   Other assets                                                         12,118
                                                                   -----------
       Total Assets                                                 38,770,146
                                                                   -----------

LIABILITIES
   Payable for Securities purchased                                    985,057
   Payable for Fund shares redeemed                                    151,246
   Payable to Investment Advisor                                        31,636
   Payable for administration fees                                       6,915
   Accrued expenses and other liabilities                               28,997
                                                                   -----------
   Total Liabilities                                                 1,203,851
                                                                   -----------

NET ASSETS                                                         $37,566,295
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Capital stock                                                   $49,369,579
   Accumulated net realized loss on investments.                    (7,068,367)
   Net unrealized appreciation (depreciation) on investments:       (4,734,917)
                                                                   -----------
       Total Net Assets                                            $37,566,295
                                                                   -----------
                                                                   -----------

   Shares outstanding
     (unlimited number of shares authorized, par value $0.01)        4,982,910
                                                                   -----------
                                                                   -----------

   Net Asset Value, Redemption Price and
     Offering Price Per Share                                            $7.54
                                                                         -----
                                                                         -----

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS for the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends (Net of withholding tax of $180)                  $   229,891
       Interest                                                          7,774
                                                                   -----------
           Total investment income                                     237,665
                                                                   -----------

   Expenses
       Advisory fees (Note 3)                                          212,647
       Administration fees (Note 3)                                     42,529
       Registration fees                                                15,163
       Fund accounting fees                                             14,380
       Professional fees                                                12,639
       Transfer agent fees                                              10,093
       Custody fees                                                      7,432
       Trustee fees                                                      3,080
       Shareholder Reporting                                             1,834
       Miscellaneous                                                     1,488
       Insurance fees                                                      753
                                                                   -----------
           Total expenses before waiver and reimbursement
             from Advisor of expenses, interest expense,
             and dividends on short positions                          322,038
           Less: waiver of expenses and
             reimbursement from Advisor                                 (2,887)
                                                                   -----------
           Net expenses before interest expense
             and dividends on short positions                          319,151
               Interest expense                                            311
               Dividends on short positions                              2,553
                                                                   -----------
   Total expenses                                                      322,015
                                                                   -----------
NET INVESTMENT LOSS                                                    (84,350)
                                                                   -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized loss on:
       Investments                                                  (2,509,014)
       Short positions                                                (308,261)
                                                                   -----------
                                                                    (2,817,275)
                                                                   -----------
   Change in unrealized (depreciation) appreciation on:
       Investments                                                  (5,792,348)
       Short positions                                                  44,289
                                                                   -----------
                                                                    (5,748,059)
                                                                   -----------
           Net realized and unrealized loss on investments          (8,565,334)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(8,649,684)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                         Six Months Ended  January 2, 2001*<F2>
                                          June 30, 2002          through
                                           (Unaudited)      December 31, 2001
                                            ----------      -----------------
OPERATIONS
  Net investment loss                       $   (84,350)        $   (78,518)
  Net realized loss on investments sold
    and securities sold short                (2,817,275)         (4,251,092)
  Change in unrealized (depreciation)
    appreciation on investments
    and short positions                      (5,748,059)          1,013,142
                                            -----------         -----------
     NET DECREASE IN NET ASSETS
       RESULTING FROM OPERATIONS             (8,649,684)         (3,316,468)
                                            -----------         -----------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                   7,288,875          48,432,776
  Cost of shares redeemed                    (4,302,367)         (1,886,837)
                                            -----------         -----------
     Net increase in net assets resulting
       from capital share transactions        2,986,508          46,545,939
                                            -----------         -----------
TOTAL (DECREASE) INCREASE IN NET ASSETS      (5,663,176)         43,229,471
                                            -----------         -----------

NET ASSETS
  Beginning of period                        43,229,471                  --
                                            -----------         -----------
  End of period                             $37,566,295         $43,229,471
                                            -----------         -----------
                                            -----------         -----------

CHANGES IN SHARES OUTSTANDING
  Shares sold                                   834,710           4,870,787
  Shares redeemed                              (517,150)           (205,437)
                                            -----------         -----------
  Net increase in shares outstanding            317,560           4,665,350
                                            -----------         -----------
                                            -----------         -----------

*<F2>  Commencement of operations.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               Six Months Ended   January 2, 2001*<F3>
                                                June 30, 2002           through
                                                 (Unaudited)       December 31, 2001
                                                 -----------       -----------------
Net asset value, beginning of period                $ 9.27               $10.00
                                                    ------               ------

LOSS FROM INVESTMENT OPERATIONS:
     Net investment loss                             (0.02)               (0.02)
     Net realized and unrealized
       loss on investments                           (1.71)               (0.71)
                                                    ------               ------
          Total from investment operations           (1.73)               (0.73)
                                                    ------               ------

Net asset value, end of period                      $ 7.54                $9.27
                                                    ------               ------
                                                    ------               ------

TOTAL RETURN                                        (18.66%)1<F4>         (7.30%)1<F4>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period (millions)            $37.6                $43.2

RATIO OF NET EXPENSES TO AVERAGE NET ASSETS:
     Before expense reimbursement
       and waivers                                    1.51%2<F5>           1.80%2<F5>
     After expense reimbursement
       and waivers                                    1.50%2<F5>, 3<F6>    1.50%2<F5>, 3<F6>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
     Before expense reimbursement
       and waivers                                   (0.41%)2<F5>         (0.62%)2<F5>
     After expense reimbursement
       and waivers                                   (0.40%)2<F5>, 4<F7>  (0.32%)2<F5>, 4<F7>
Portfolio turnover rate                                161%                 210%

*<F3>  Commencement of operations.
1<F4>  Not annualized.
2<F5>  Annualized.
3<F6> The annualized expense ratio excluded dividends on short positions. The ratio including interest expense and dividends on short positions for the six months ended June 30, 2002 and the period of January 2, 2001 through December 31, 2001 were 1.51% and 1.53%, respectively.
4<F7> The net investment income ratio included dividends on short positions. The ratio excluding interest expense and dividends on short positions for the six months ended June 30, 2002 and the period of January 2, 2001 through December 31, 2001 were (0.39%) and (0.29%), respectively.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at June 30, 2002 (Unaudited)

NOTE 1 - ORGANIZATION

The SYM Select Growth Fund (the "Fund") is a series of shares of beneficial interest of the Advisors Series Trust (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on January 2, 2001. The investment objective of the Fund is to seek long-term capital growth. The Fund seeks to achieve its objective by investing in the common stocks of domestic companies with the potential for growth.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last reported bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

        U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value.

    B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At June 30, 2002, the Fund had capital loss carryovers of $3,425,764, which expires in 2009, available to offset future gains if any. The Fund had net realized capital losses of $807,576 during the period November 1, 2001 through December 31, 2001, which are treated for federal income tax purposes as arising during the Fund's tax year ending December 31, 2002. The "post-October" losses may be utilized in future years to offset net realized gains prior to distributing such gains to shareholders.

    C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

    D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

    E. Short Sales. The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the short sale proceeds is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require the Fund to purchase the securities at prices that may differ from the market value reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SYM Financial Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the six months ended June 30, 2002, the Fund incurred $212,647 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, for a one year period, so that its ratio of expenses to average net assets will not exceed 1.50%. In the case of the Fund's initial period of operations any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended June 30, 2002, the Advisor absorbed expenses of $2,887. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Cumulative expenses subject to recapture amount to $77,163 at June 30, 2002. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

       Under $15 million                $30,000
       $15 to $50 million               0.20% of average daily net assets
       $50 to $100 million              0.15% of average daily net assets
       $100 to $150 million             0.10% of average daily net assets
       Over $150 million                0.05% of average daily net assets

For the six months ended June 30, 2002, the Fund incurred $42,529 in administration fees.

U.S. Bancorp Fund Services, L.L.C. provides fund accounting and transfer agency services for the Fund. Quasar Distributors, L.L.C. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2002, the aggregate purchases and sales of securities (excluding short-term investments and short sales of securities) were:

                              Purchases             Sales
                              ---------             -----
Long Transactions            $61,084,717         $57,920,364

At June 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation                                          $ 1,346,670
Depreciation                                           (6,099,339)
                                                      -----------
Net unrealized depreciation on investments            $(4,752,669)
                                                      -----------
                                                      -----------

At June 30, 2002, the cost of investments for federal income tax purposes was $41,652,254.

RESULTS OF THE SPECIAL MEETING (UNAUDITED)

A special meeting of the shareholders of the SYM Select Growth Fund, a series of Trust for Investment Managers, was held on June 6, 2002 for shareholders of record as of April 30, 2002. The shareholders of the Fund voted on whether to approve a proposal to reorganize the Fund into a newly formed series of Advisors Series Trust. The results of the vote at the shareholder meeting held June 6, 2002 were as follows:

1.   To approve the proposed reorganization into Advisors Series Trust:

     For                  Against                 Withheld
     ---                  -------                 --------
     3,113,691            4,638                   22,865

                                    ADVISOR
                                 SYM Financial
                                100 Capital Dr.
                             Warsaw, Indiana  46581

                                  DISTRIBUTOR
                            Quasar Distributor, LLC
                             615 E. Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                            Cincinnati, Ohio  45202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                          Milwaukee, Wisconsin  53202
                                 (866) 209-1963

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                            555 South Flower Street
                         Los Angeles, California  90071

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.